Schedule of Investments (unaudited)
February 28, 2022
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Howmet Aerospace, Inc.	4,160,890	$ 149,459,169
Automobiles — 0.1%
Rivian Automotive, Inc., Class A(a)(b)	59,075	3,991,107
Banks — 0.0%
Valley National Bancorp	142,090	1,984,997
Biotechnology — 0.0%
Gracell Biotechnologies, Inc., ADR(a)	41,123	131,183
Lyell Immunopharma, Inc.(a)	13,876	100,462
		231,645
Capital Markets — 0.3%
KKR Acquisition Holdings I Corp.(a)	450,000	4,437,000
Orion Acquisition Corp.(a)	1,835,000	17,983,000
Robinhood Markets, Inc., Class A(a)(b)	39,399	473,182
		22,893,182
Chemicals — 1.5%
Akzo Nobel NV	30,170	2,870,440
Axalta Coating Systems Ltd.(a)	617,235	16,690,034
Dow, Inc.	5,825	343,442
DuPont de Nemours, Inc.	183,664	14,210,084
International Flavors & Fragrances, Inc.	79,651	10,593,583
Olin Corp.	1,197,082	61,661,694
Sherwin-Williams Co.	81,843	21,535,349
		127,904,626
Commercial Services & Supplies — 0.6%
ACV Auctions, Inc., Class A(a)	31,187	411,356
GFL Environmental, Inc.	1,679,079	49,113,061
		49,524,417
Consumer Finance — 0.0%
Lufax Holding Ltd., ADR(a)	451,341	2,920,176
Diversified Consumer Services — 0.0%
Duolingo, Inc.(a)	4,605	397,365
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.(a)	102,111	16,069,208
Entertainment — 0.1%
Netflix, Inc.(a)	13,604	5,367,050
ROBLOX Corp., Class A(a)(b)	20,885	1,077,039
		6,444,089
Equity Real Estate Investment Trusts (REITs) — 0.3%
Orion Office REIT, Inc.(a)	2,346	39,952
Realty Income Corp.	23,465	1,550,802
Welltower, Inc.	235,333	19,600,886
		21,191,640
Food Products — 0.1%
Conagra Brands, Inc.	258,496	9,039,605
Sovos Brands, Inc.(a)	91,542	1,111,320
		10,150,925
Health Care Equipment & Supplies — 0.8%
Cooper Cos., Inc.	9,825	4,018,622
Envista Holdings Corp.(a)	1,408,595	67,612,560
Talis Biomedical Corp.(a)	6,480	13,543
		71,644,725
Health Care Providers & Services — 0.8%
Anthem, Inc.	2,711	1,224,965
Brookdale Senior Living, Inc.(a)	6,058,239	41,680,684
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Corp.	118,616	$ 28,204,513
Innovage Holding Corp.(a)(b)	30,595	150,833
		71,260,995
Health Care Technology — 0.0%
Definitive Healthcare Corp.(a)(b)	149,231	3,450,221
Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment, Inc.(a)	514,579	43,322,406
Dutch Bros, Inc., Class A(a)(b)	2,308	111,269
Sweetgreen, Inc., Class A(a)(b)	37,085	939,363
		44,373,038
Insurance — 0.0%
Root, Inc., Class A(a)	15,298	27,689
Interactive Media & Services — 0.1%
Meta Platforms, Inc., Class A(a)	24,249	5,117,266
Internet & Direct Marketing Retail — 0.0%
ATRenew, Inc., ADR(a)	181,242	808,339
ContextLogic, Inc., Class A(a)	40,901	96,936
		905,275
IT Services — 0.2%
Cloudflare, Inc., Class A(a)	58,603	6,822,561
Remitly Global, Inc.(a)(b)	43,631	477,760
Shopify, Inc., Class A(a)	6,255	4,342,596
Snowflake, Inc., Class A(a)(b)	21,257	5,647,135
Thoughtworks Holding, Inc.(a)	77,065	1,761,706
Toast, Inc., Class A(a)	30,883	633,719
		19,685,477
Life Sciences Tools & Services — 1.6%
Danaher Corp.	204,749	56,185,173
QIAGEN NV(a)	1,491,527	74,937,961
Sotera Health Co.(a)	300,601	6,574,144
		137,697,278
Media — 0.3%
Charter Communications, Inc., Class A(a)	38,323	23,062,015
Metals & Mining — 0.4%
Arconic Corp.(a)(b)	1,201,530	36,886,971
Oil, Gas & Consumable Fuels — 0.3%
Williams Cos., Inc.	693,625	21,696,590
Personal Products — 0.7%
Coty, Inc., Class A(a)	6,432,446	58,985,530
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(a)	2,045,439	58,110,922
Pfizer, Inc.	92,486	4,341,293
Viatris, Inc.	11,476	126,351
Vifor Pharma AG	49,762	8,734,695
		71,313,261
Professional Services — 0.1%
Legalzoom.com, Inc.(a)	123,967	1,935,125
Sterling Check Corp.(a)(b)	211,956	4,463,793
		6,398,918
Road & Rail — 0.1%
Hertz Global Holdings, Inc.(b)(c)	225,000	4,443,750
Hertz Global Holdings, Inc.(a)	25,000	508,000
		4,951,750

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.3%
GLOBALFOUNDRIES, Inc.(a)(b)	349,432	$ 21,238,477
Lattice Semiconductor Corp.(a)	105,337	6,596,203
		27,834,680
Software — 1.3%
Crowdstrike Holdings, Inc., Class A(a)(b)	32,842	6,411,087
DoubleVerify Holdings, Inc.(a)	1,505,469	41,626,218
Elastic NV(a)	63,713	5,520,732
Enfusion, Inc., Class A(a)	24,672	409,309
EngageSmart, Inc.(a)(b)	68,717	1,511,774
Five9, Inc.(a)	47,166	5,188,260
ForgeRock, Inc., Class A(a)(b)	84,949	1,258,095
Freshworks, Inc., Class A(a)	47,191	864,539
Gitlab, Inc., Class A(a)(b)	22,368	1,303,383
Informatica, Inc., Class A(a)	352,995	7,116,379
ON24, Inc.(a)(b)	30,126	469,966
Riskified Ltd., Class A(a)	7,289	54,886
salesforce.com, Inc.(a)	26,100	5,494,833
ServiceNow, Inc.(a)	10,174	5,900,106
Tuya, Inc., ADR(a)(b)	41,911	226,319
Unity Software, Inc.(a)	55,683	5,927,455
VMware, Inc., Class A	95,101	11,157,249
Workday, Inc., Class A(a)	23,888	5,471,546
Zoom Video Communications, Inc., Class A(a)	38,801	5,145,013
		111,057,149
Specialty Retail — 0.1%
Bath & Body Works, Inc.	104,931	5,600,167
Carvana Co.(a)	36,376	5,473,497
		11,073,664
Textiles, Apparel & Luxury Goods — 0.0%
On Holding AG, Class A(a)(b)	77,362	1,883,765
Tobacco — 0.0%
RLX Technology, Inc., ADR(a)	253,664	781,285
Trading Companies & Distributors — 0.0%
Azelis Group NV(a)	165,292	3,351,041
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	142,784	17,592,417
Total Common Stocks — 13.5% (Cost: $890,746,199)		1,164,193,546
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
Bombardier, Inc.
7.13%, 06/15/26(d)	USD	3,669	3,664,414
6.00%, 02/15/28(d)		5,291	5,052,958
TransDigm, Inc.
8.00%, 12/15/25(d)		2,714	2,834,013
4.63%, 01/15/29		3,670	3,463,415
			15,014,800
Airlines — 0.1%
American Airlines Group, Inc., 5.00%, 06/01/22(d)		4,000	4,010,000
Consumer Finance — 0.0%
SoFi Technologies, Inc., 0.00%, 10/15/26(d)(e)(f)		4,126	3,698,134
Diversified Consumer Services — 0.0%
Sotheby’s, 7.38%, 10/15/27(d)		1,857	1,933,713
Security		Par (000)	Value
Electric Utilities — 0.0%
Energy Harbor Corp. Escrow, 0.01%, 01/06/34(a)(c)(g)	USD	5,000	$ 25,000
Health Care Equipment & Supplies — 0.3%
Envista Holdings Corp., 2.38%, 06/01/25(e)		12,333	29,013,382
Health Care Providers & Services — 0.4%
Brookdale Senior Living, Inc., 2.00%, 10/15/26(d)(e)		7,904	8,931,520
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(d)		7,497	7,558,475
Endo Luxembourg Finance Co. I S.à r.l./Endo U.S., Inc., 6.13%, 04/01/29(d)		3,219	3,025,860
Guardant Health, Inc., 0.00%, 11/15/27(e)(f)		3,059	2,557,018
Tenet Healthcare Corp., 4.25%, 06/01/29(d)		13,767	13,287,909
			35,360,782
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment, Inc.
6.25%, 07/01/25(d)		9,793	10,154,362
8.13%, 07/01/27(d)		11,135	12,003,307
MGM Resorts International, 7.75%, 03/15/22		5,000	5,010,500
			27,168,169
Interactive Media & Services — 0.1%
Twitter, Inc., 0.00%, 03/15/26(d)(e)(f)		5,178	4,460,847
Internet & Direct Marketing Retail — 0.2%
Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)(f)		5,784	4,936,644
Wayfair, Inc., 0.63%, 10/01/25(e)		8,595	7,443,270
			12,379,914
IT Services — 0.1%
Block, Inc., 0.25%, 11/01/27(e)		6,053	5,500,664
Repay Holdings Corp., 0.00%, 02/01/26(d)(e)(f)		3,198	2,753,478
Shift4 Payments, Inc., 0.00%, 12/15/25(e)(f)		2,448	2,418,624
			10,672,766
Leisure Products — 0.0%
Peloton Interactive, Inc., 0.00%, 02/15/26(e)(f)		2,091	1,787,805
Machinery — 0.0%
Middleby Corp., 1.00%, 09/01/25(e)		1,989	2,922,587
Media — 0.1%
Audacy Capital Corp., 6.75%, 03/31/29(d)		6,808	6,449,559
Cengage Learning, Inc., 9.50%, 06/15/24(d)		4,500	4,507,031
			10,956,590
Metals & Mining — 0.1%
Allegheny Technologies, Inc., 3.50%, 06/15/25(e)		4,240	7,650,550
Personal Products — 0.2%
Coty, Inc., 5.00%, 04/15/26(d)		16,418	16,517,986
Professional Services — 0.0%
Upwork, Inc., 0.25%, 08/15/26(d)(e)		3,470	2,887,040
Real Estate Management & Development — 0.0%
Redfin Corp., 0.00%, 10/15/25(e)(f)		4,010	3,020,031
Semiconductors & Semiconductor Equipment — 0.1%
SolarEdge Technologies, Inc., 0.00%, 09/15/25(e)(f)		3,037	4,168,283
Software — 0.3%
Bentley Systems, Inc., 0.13%, 01/15/26(e)		3,616	3,342,992
Bill.com Holdings, Inc., 0.00%, 12/01/25(e)(f)		6,091	10,059,286

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Box, Inc., 0.00%, 01/15/26(e)(f)	USD	2,399	$ 2,798,434
RingCentral, Inc., 0.00%, 03/15/26(e)(f)		10,016	8,363,360
			24,564,072
Specialty Retail — 0.2%
Staples, Inc.
7.50%, 04/15/26(d)		4,694	4,640,958
10.75%, 04/15/27(d)		9,811	9,137,671
Vroom, Inc., 0.75%, 07/01/26(d)(e)		3,813	2,045,674
			15,824,303
Wireless Telecommunication Services — 0.2%
T-Mobile U.S.A., Inc., 2.63%, 04/15/26		20,320	19,950,684
Total Corporate Bonds — 2.9% (Cost: $236,668,607)			253,987,438
Floating Rate Loan Interests(h)
Commercial Services & Supplies — 0.1%
Watts Guerra LLP, Tranche 1, (3 mo. LIBOR US + 8.00%, 0.27% Floor), 8.00%, 10/07/23(c)		5,000	5,000,000
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP, Initial Dollar Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 10/23/28		53,400	52,840,902
Health Care Providers & Services — 0.1%
Endo Luxembourg Finance Co. I S.à r.l., 2021 Term Loan, (3 mo. LIBOR US + 5.00%, 0.75% Floor), 5.75%, 03/27/28		4,975	4,799,670
Leisure Products — 0.0%
NorthPole Newco S.à r.l., Tranche B-1 Term Loan, (3 mo. LIBOR US + 7.00%, 0.00% Floor), 7.22%, 03/18/25		4,201	1,207,783
Personal Products — 0.3%
Coty, Inc., Term Loan B, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.37%, 04/07/25		31,013	30,379,969
Specialty Retail — 0.1%
Torrid LLC, Closing Date Term Loan, (3 mo. LIBOR US + 5.50%, 0.75% Floor), 6.25%, 06/14/28(c)		9,875	9,677,500
Total Floating Rate Loan Interests — 1.2% (Cost: $107,223,995)			103,905,824
	Shares
Investment Companies
Equity Funds — 0.1%
Altaba, Inc. Escrow	445,570	2,653,369
Fixed-Income Funds — 0.4%
iShares iBoxx High Yield Corporate Bond ETF(b)(i)	440,927	36,892,362
Total Investment Companies — 0.5% (Cost: $35,379,434)		39,545,731
Preferred Securities
Preferred Stocks — 0.8%
Health Care Equipment & Supplies — 0.3%
Danaher Corp., Series B, 5.00%(e)	16,721	25,516,079
Security	Shares	Value
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 5.00%(e)	155,400	$ 6,795,642
Software — 0.0%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(c)(j)	166,337	4,323,098
Trading Companies & Distributors — 0.2%
WESCO International, Inc., Series A, 10.63%(h)(k)	741,828	21,646,541
Wireless Telecommunication Services — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%(d)(e)	12,256	13,254,864
Total Preferred Securities — 0.8% (Cost: $58,405,991)		71,536,224
Total Long-Term Investments — 18.9% (Cost: $1,328,424,226)		1,633,168,763
Short-Term Securities
Money Market Funds — 81.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(i)(l)	6,995,617,877	6,995,617,877
SL Liquidity Series, LLC, Money Market Series, 0.18%(i)(l)(m)	47,364,896	47,364,896
		7,042,982,773
Security		Par (000)
Time Deposits — 0.0%
France — 0.0%
Citibank, London, (0.78)%, 03/01/22	EUR	1,884	2,112,845
Switzerland — 0.0%
BNP Paribas S.A., (1.45)%, 03/01/22	CHF	1	1,009
United Kingdom — 0.0%
BNP Paribas S.A., 0.09%, 03/01/22	GBP	1	1,725
			2,115,579
Total Short-Term Securities — 81.5% (Cost: $7,045,109,334)			7,045,098,352
Total Investments — 100.4% (Cost: $8,373,533,560)			8,678,267,115
Liabilities in Excess of Other Assets — (0.4)%			(33,894,810)
Net Assets — 100.0%			$ 8,644,372,305
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Convertible security.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(i)	Affiliate of the Fund.
(j)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,323,098, representing 0.1% of its net assets as of period end, and an original cost of $2,186,006.
(k)	Perpetual security with no stated maturity date.
(l)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,558,253,060	$ 437,364,817(a)	$ —	$ —	$ —	$ 6,995,617,877	6,995,617,877	$ 266,745	$ —
iShares iBoxx High Yield Corporate Bond ETF	38,440,016	—	—	—	(1,547,654)	36,892,362	440,927	1,142,039	—
SL Liquidity Series, LLC, Money Market Series	45,941,297	1,435,273(a)	—	(9,651)	(2,023)	47,364,896	47,364,896	606,242(b)	—
				$ (9,651)	$ (1,549,677)	$ 7,079,875,135		$ 2,015,026	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	40	03/18/22	$ 11,382	$ 1,341,145
S&P 500 E-Mini Index	231	03/18/22	50,451	3,179,702
				$ 4,520,847
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	USD	50,000	$ (3,311,582)	$ (4,435,765)	$ 1,124,183

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(z)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	02/27/23	$ 611,875,768	$ 2,406,337 (b)	$ 614,307,535	7.1%
	Monthly	Barclays Bank PLC(c)	02/27/23	(10,879,101)	(935,163) (d)	(11,812,947)	0.7
	Monthly	BNP Paribas SA(e)	01/19/24–01/25/24	103,962,332	5,373,854 (f)	107,794,229	1.5
	Monthly	Citibank N.A.(g)	02/24/23–02/27/23	46,523,725	408,292 (h)	47,100,931	0.5
	Monthly	Citibank N.A.(i)	02/24/23	(2,621,382)	(245,133) (j)	(2,866,569)	0.0
	Monthly	Citibank N.A.(k)	02/24/23	(257,799,851)	(78,169,666) (l)	(329,924,245)	3.4
	Monthly	Goldman Sachs Bank USA(m)	02/27/23	940,434,322	17,676,184 (n)	958,153,776	11.3
	Monthly	Goldman Sachs Bank USA(o)	02/27/23	49,207,571	2,434,870 (p)	51,642,635	0.6
	Monthly	JPMorgan Chase Bank N.A.(q)	08/16/22–03/30/23	923,635,107	1,790,889 (r)	924,389,102	12.6
	Monthly	JPMorgan Chase Bank N.A.(s)	03/08/23–03/30/23	74,152,855	(4,206,793) (t)	69,264,072	1.2
	Monthly	Morgan Stanley & Co. International PLC(u)	07/06/21–07/06/23	(211,753,954)	10,907,932 (v)	(198,108,984)	7.5
	Monthly	Morgan Stanley & Co. International PLC(w)	05/18/23–09/23/24	(14,348,654)	(6,753,346)	(21,102,000)	0.2
	Monthly	Morgan Stanley & Co. International PLC(x)	04/16/24–02/25/27	551,221,307	17,863,895 (y)	567,503,883	6.5
					$ (31,447,848)	$2,776,341,418
(b)	Amount includes $(25,430) of net dividends and financing fees.
(d)	Amount includes $(1,317) of net dividends and financing fees.
(f)	Amount includes $1,541,957 of net dividends and financing fees.
(h)	Amount includes $(168,914) of net dividends and financing fees.
(j)	Amount includes $54 of net dividends and financing fees.
(l)	Amount includes $(6,045,272) of net dividends and financing fees.
(n)	Amount includes $(43,270) of net dividends and financing fees.
(p)	Amount includes $(194) of net dividends and financing fees.
(r)	Amount includes $1,036,894 of net dividends and financing fees.
(t)	Amount includes $681,990 of net dividends and financing fees.
(v)	Amount includes $(2,737,038) of net dividends and financing fees.
(y)	Amount includes $1,581,319 of net dividends and financing fees.
(z)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	20-26 basis points	15-20 basis points	0 basis points
Benchmarks:	Sterling Overnight Index Average:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate
GBP 1 Day
USD Overnight Bank Funding Rate

	(g)	(i)	(k)
Range:	18-30 basis points	18 basis points	18-520 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate

	(m)	(o)	(q)
Range:	15-30 basis points	0 basis points	15-26 basis points
Benchmarks:	Sterling Overnight Index Average:	U.S. Overnight Federal Funds Effective Rate	Sterling Overnight Index Average:
	GBP 1 Day		GBP 1 Day
	U.S. Overnight Federal Funds Effective Rate		USD Overnight Bank Funding Rate

	(s)	(u)	(w)
Range:	15-57 basis points	15-98 basis points	15 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	U.S. Overnight Federal Funds Effective Rate

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(x)
Range:	15-29 basis points
Benchmark:	Overnight Reserve Bank of Australia Rate
Bank of Canada Overnight Rate Target
Sterling Overnight Index Average:
GBP 1 Day
U.S. Overnight Federal Funds Effective Rate

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Meggitt PLC	8,717,571	$ 87,803,113	14.3%
Banks
First Horizon Corp.	2,092,900	49,141,292	8.0
Electronic Equipment, Instruments & Components
Rogers Corp.	20,461	5,585,853	0.9
Entertainment
Activision Blizzard, Inc.	616,989	50,284,603	8.2
Equity Real Estate Investment Trusts (REITs)
CyrusOne, Inc.	577,798	52,204,049	8.5
Pharmaceuticals
Vifor Pharma AG	357,082	62,678,399	10.2
Software
Citrix Systems, Inc.	702,845	72,041,613	11.7
Nuance Communications, Inc.	4,224,939	234,568,613	38.2
		306,610,226
Total Reference Entity — Long		614,307,535
Net Value of Reference Entity — Barclays Bank PLC		$614,307,535
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Insurance
Willis Towers Watson PLC	115,008	$ 25,566,278	(216.4)%
Total Reference Entity — Long		25,566,278
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Insurance
Aon PLC, Class A	43,543	$ (12,720,652)	107.7%
Marsh & McLennan Cos., Inc.	80,456	(12,503,667)	105.8
		(25,224,319)
Investment Companies
Equity Funds
SPDR S&P 500 ETF Trust	27,838	(12,154,906)	102.9
Total Reference Entity — Short		(37,379,225)
Net Value of Reference Entity — Barclays Bank PLC		$(11,812,947)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates January 19, 2024 to January 25, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Software
Avast PLC	14,263,265	$ 120,277,393	111.6%
Total Reference Entity — Long		120,277,393
Reference Entity — Short
Common Stocks
Software
NortonLifeLock, Inc.	430,751	(12,483,164)	(11.6)
Total Reference Entity — Short		(12,483,164)
Net Value of Reference Entity — Credit Suisse International		$107,794,229

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 to February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electronic Equipment, Instruments & Components
Rogers Corp.	148,439	$ 40,523,847	86.0%
Transportation Infrastructure
Sydney Airport	1,034,926	6,577,084	14.0
Total Reference Entity — Long		47,100,931
Net Value of Reference Entity — Citibank N.A.		$47,100,931
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Pharmaceuticals
Elanco Animal Health, Inc.	100,900	$ (2,866,569)	100.0%
Total Reference Entity — Short		(2,866,569)
Net Value of Reference Entity — Citibank N.A.		$(2,866,569)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	53,379	$ 1,917,374	(0.6)%
Health Care Providers & Services
Anthem, Inc.	51,760	23,387,756	(7.1)
Cigna Corp.	2,207	524,780	(0.2)
		23,912,536
Metals & Mining
Arconic Corp.	13,347	409,753	(0.1)
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Williams Cos., Inc.	86,151	$ 2,694,803	(0.8)%
Total Reference Entity — Long		28,934,466
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	2,141	(94,632)	0.1
JPMorgan Chase & Co.	550	(77,990)	0.0
		(172,622)
Chemicals
Air Products and Chemicals, Inc.	24	(5,671)	0.0
Albemarle Corp.	39	(7,640)	0.0
Eastman Chemical Co.	36	(4,265)	0.0
Ecolab, Inc.	27	(4,759)	0.0
FMC Corp.	50	(5,863)	0.0
Livent Corp.	46	(1,083)	0.0
LyondellBasell Industries NV, Class A	36	(3,500)	0.0
Mosaic Co.	155	(8,127)	0.0
PPG Industries, Inc.	34	(4,537)	0.0
		(45,445)
Construction Materials
Martin Marietta Materials, Inc.	17	(6,450)	0.0
Vulcan Materials Co.	33	(5,988)	0.0
		(12,438)
Containers & Packaging
Avery Dennison Corp.	36	(6,343)	0.0
Ball Corp.	92	(8,256)	0.0
International Paper Co.	71	(3,091)	0.0
Sealed Air Corp.	89	(5,975)	0.0
Westrock Co.	59	(2,671)	0.0
		(26,336)
Health Care Equipment & Supplies
Becton Dickinson and Co.	7,931	(2,151,522)	0.7
Hologic, Inc.	30,109	(2,142,857)	0.6
		(4,294,379)
Health Care Providers & Services
UnitedHealth Group, Inc.	7,013	(3,337,276)	1.0
Life Sciences Tools & Services
Agilent Technologies, Inc.	19,951	(2,600,812)	0.8
Bio-Rad Laboratories, Inc., Class A	3,982	(2,492,573)	0.7
Bruker Corp.	43,069	(3,030,765)	0.9
Illumina, Inc.	5,938	(1,939,351)	0.6
Mettler-Toledo International, Inc.	6,231	(8,777,859)	2.7
PerkinElmer, Inc.	16,088	(2,889,566)	0.9
Thermo Fisher Scientific, Inc.	4,712	(2,563,328)	0.8
Waters Corp.	308	(97,553)	0.0
		(24,391,807)
Metals & Mining
Freeport-McMoRan, Inc.	207	(9,719)	0.0
Newmont Corp.	95	(6,289)	0.0
Nucor Corp.	62	(8,160)	0.0
		(24,168)

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Enbridge, Inc.	25,838	$ (1,115,685)	0.3%
Kinder Morgan, Inc.	75,466	(1,313,108)	0.4
		(2,428,793)
Paper & Forest Products
Sylvamo Corp.	6	(209)	0.0
Pharmaceuticals
Johnson & Johnson	5,426	(892,957)	0.3
Merck & Co., Inc.	10,398	(796,279)	0.2
Organon & Co.	697	(26,019)	0.0
		(1,715,255)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	88,648	(10,933,844)	3.3
Analog Devices, Inc.	42,621	(6,831,720)	2.1
Applied Materials, Inc.	46,891	(6,292,772)	1.9
ASML Holding NV, NY Shares	7,677	(5,116,797)	1.6
KLA Corp.	16,413	(5,719,931)	1.7
Lam Research Corp.	13,171	(7,393,541)	2.2
Microchip Technology, Inc.	44,165	(3,106,125)	0.9
Micron Technology, Inc.	43,857	(3,897,133)	1.2
MKS Instruments, Inc.	6,625	(997,725)	0.3
Monolithic Power Systems, Inc.	3,661	(1,679,301)	0.5
ON Semiconductor Corp.	35,152	(2,200,867)	0.7
Qorvo, Inc.	13,641	(1,865,816)	0.6
Skyworks Solutions, Inc.	18,726	(2,587,371)	0.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	48,223	(5,160,343)	1.6
Teradyne, Inc.	19,325	(2,278,804)	0.7
Texas Instruments, Inc.	18,362	(3,121,356)	0.9
		(69,183,446)
Investment Companies
Equity Funds
Alerian MLP ETF	298,274	(11,212,119)	3.4
Energy Select Sector SPDR Fund	2,310	(163,040)	0.1
Industrial Select Sector SPDR Fund	1,474,155	(147,253,343)	44.6
iShares U.S. Real Estate ETF	468	(47,591)	0.0
SPDR S&P 500 ETF Trust	216,394	(94,484,112)	28.7
SPDR S&P Regional Banking ETF	893	(66,332)	0.0
		(253,226,537)
Total Reference Entity — Short		(358,858,711)
Net Value of Reference Entity — Citibank N.A.		$(329,924,245)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Meggitt PLC	6,799,674	$ 68,486,112	7.2%
Ultra Electronics Holdings PLC	1,575,893	67,307,967	7.0
		135,794,079
Biotechnology
Arena Pharmaceuticals, Inc.	422,629	40,137,076	4.2
Electronic Equipment, Instruments & Components
Coherent, Inc.	336,941	89,060,245	9.3
Equity Real Estate Investment Trusts (REITs)
CyrusOne, Inc.	2,169,383	196,003,754	20.4
Health Care Technology
Cerner Corp.	2,639,347	246,119,108	25.7
Machinery
SPX FLOW, Inc.	302,581	25,988,682	2.7
Software
Nuance Communications, Inc.	2,704,925	150,177,436	15.7
Vonage Holdings Corp.	849,581	17,263,486	1.8
		167,440,922
Transportation Infrastructure
Sydney Airport	12,416,536	78,908,638	8.2
Total Reference Entity — Long		979,452,504
Reference Entity — Short
Common Stocks
Electronic Equipment, Instruments & Components
II-VI, Inc.	306,633	(21,298,728)	(2.2)
Total Reference Entity — Short		(21,298,728)
Net Value of Reference Entity — Goldman Sachs Bank USA		$958,153,776

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Technology
Change Healthcare, Inc.	2,410,954	$ 51,642,635	100.0%
Total Reference Entity — Long		51,642,635
Net Value of Reference Entity — Goldman Sachs Bank USA		$51,642,635
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates August 16, 2022 to March 30, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Ultra Electronics Holdings PLC	577,060	$ 24,646,810	2.7%
Auto Components
Veoneer, Inc.	2,138,113	75,796,106	8.2
Banks
First Horizon Corp.	1,783,979	41,887,827	4.5
Biotechnology
Arena Pharmaceuticals, Inc.	791,456	75,164,576	8.1
Electronic Equipment, Instruments & Components
Rogers Corp.	189,760	51,804,480	5.6
Entertainment
Activision Blizzard, Inc.	771,987	62,916,940	6.8
Zynga, Inc., Class A	16,269,198	147,724,318	16.0
		210,641,258
Equity Real Estate Investment Trusts (REITs)
CyrusOne, Inc.	581,553	52,543,314	5.7
Health Care Technology
Cerner Corp.	1,827,462	170,410,831	18.5
Machinery
SPX FLOW, Inc.	151,635	13,023,930	1.4
Welbilt, Inc.	426,326	10,078,347	1.1
		23,102,277
Pharmaceuticals
Vifor Pharma AG	789,426	138,567,493	15.0
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
CMC Materials, Inc.	284,325	$ 52,722,385	5.7%
Tower Semiconductor Ltd.	276,954	12,975,295	1.4
		65,697,680
Software
Citrix Systems, Inc.	253,190	25,951,975	2.8
Mimecast Ltd.	163,975	13,040,932	1.4
Vonage Holdings Corp.	2,051,860	41,693,795	4.5
		80,686,702
Total Reference Entity — Long		1,010,949,354
Reference Entity — Short
Common Stocks
Entertainment
Take-Two Interactive Software, Inc.	431,133	(69,843,546)	(7.6)
Semiconductors & Semiconductor Equipment
Entegris, Inc.	128,117	(16,716,706)	(1.8)
Total Reference Entity — Short		(86,560,252)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$924,389,102
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates March 8, 2023 to March 30, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Insurance
Willis Towers Watson PLC	114,909	$ 25,544,271	36.9%
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	318,746	60,599,989	87.5
Reference Entity — Short
Common Stocks
Consumer Finance
SoFi Technologies, Inc.	91,304	(1,045,431)	(1.5)
Entertainment
Spotify Technology SA	2,431	(379,698)	(0.6)
Health Care Providers & Services
Guardant Health, Inc.	12,820	(849,582)	(1.2)
Interactive Media & Services
Twitter, Inc.	7,891	(280,525)	(0.4)
Internet & Direct Marketing Retail
Wayfair, Inc., Class A	4,883	(687,868)	(1.0)

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
IT Services
Block, Inc.	9,753	$ (1,243,507)	(1.8)%
Repay Holdings Corp.	44,355	(766,011)	(1.1)
		(2,009,518)
Leisure Products
Peloton Interactive, Inc., Class A	888	(25,805)	(0.0)
Professional Services
Upwork, Inc.	20,378	(515,156)	(0.8)
Real Estate Management & Development
Redfin Corp.	14,005	(302,928)	(0.4)
Software
Bentley Systems, Inc., Class B	23,569	(904,814)	(1.3)
Bill.com Holdings, Inc.	31,356	(7,458,965)	(10.8)
Box, Inc., Class A	66,495	(1,702,937)	(2.4)
RingCentral, Inc., Class A	5,151	(673,957)	(1.0)
		(10,740,673)
Specialty Retail
Vroom, Inc.	7,073	(43,004)	(0.1)
Total Reference Entity — Short		$(16,880,188)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$69,264,072
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates July 6, 2021 to July 6, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	21,918	$ 787,295	(0.4)%
Raytheon Technologies Corp.	165,856	17,033,411	(8.6)
TransDigm Group, Inc.	80,717	53,805,145	(27.1)
		71,625,851
Building Products
Carrier Global Corp.	391,946	17,590,536	(8.9)
Chemicals
Corteva, Inc.	955,175	49,697,755	(25.1)
Dow, Inc.	135,030	7,961,369	(4.0)
DuPont de Nemours, Inc.	512,670	39,665,278	(20.0)
International Flavors & Fragrances, Inc.	175,822	23,384,326	(11.8)
		120,708,728
Commercial Services & Supplies
GFL Environmental, Inc.	68,482	2,003,099	(1.0)
Equity Real Estate Investment Trusts (REITs)
Welltower, Inc.	66,834	5,566,604	(2.8)
	Shares	Value	% of Basket Value
Health Care Providers & Services
Anthem, Inc.	64,997	$ 29,368,894	(14.8)%
Cigna Corp.	61,851	14,706,931	(7.4)
Humana, Inc.	111,527	48,438,407	(24.5)
		92,514,232
Machinery
Otis Worldwide Corp.	127,965	10,023,498	(5.1)
Metals & Mining
Arconic Corp.	5,504	168,973	(0.1)
Total Reference Entity — Long		320,201,521
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	5,120	(226,304)	0.1
Citigroup, Inc.	2,846	(168,568)	0.1
JPMorgan Chase & Co.	1,341	(190,154)	0.1
		(585,026)
Chemicals
Air Products and Chemicals, Inc.	18,541	(4,381,238)	2.2
Albemarle Corp.	46,827	(9,172,941)	4.6
Eastman Chemical Co.	53,160	(6,297,865)	3.2
Ecolab, Inc.	23,078	(4,067,728)	2.1
FMC Corp.	38,957	(4,567,708)	2.3
Livent Corp.	2,477	(58,334)	0.0
LyondellBasell Industries NV, Class A	66,261	(6,442,557)	3.2
Mosaic Co.	243,952	(12,790,404)	6.5
PPG Industries, Inc.	41,222	(5,501,076)	2.8
		(53,279,851)
Commercial Services & Supplies
Republic Services, Inc.	117,832	(14,172,833)	7.2
Waste Management, Inc.	107,314	(15,496,142)	7.8
		(29,668,975)
Construction Materials
Martin Marietta Materials, Inc.	16,655	(6,318,907)	3.2
Vulcan Materials Co.	29,631	(5,376,545)	2.7
		(11,695,452)
Containers & Packaging
Avery Dennison Corp.	29,850	(5,259,570)	2.7
Ball Corp.	52,167	(4,681,466)	2.4
International Paper Co.	97,339	(4,237,167)	2.1
Sealed Air Corp.	104,565	(7,019,448)	3.5
Westrock Co.	108,840	(4,927,187)	2.5
		(26,124,838)
Health Care Providers & Services
UnitedHealth Group, Inc.	8,588	(4,086,772)	2.1
IT Services
Shift4 Payments, Inc., Class A	17,339	(912,898)	0.5
Machinery
Middleby Corp.	13,144	(2,334,637)	1.2
Metals & Mining
Freeport-McMoRan, Inc.	344,405	(16,169,815)	8.1
Newmont Corp.	65,046	(4,306,045)	2.2
Nucor Corp.	90,029	(11,849,617)	6.0
		(32,325,477)

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Paper & Forest Products
Sylvamo Corp.	7,600	$ (265,240)	0.1%
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc.	8,426	(2,691,433)	1.3
Investment Companies
Equity Funds
Industrial Select Sector SPDR Fund	701,596	(70,082,425)	35.4
iShares Russell 2000 ETF	94,382	(19,189,748)	9.7
iShares U.S. Real Estate ETF	40,007	(4,068,312)	2.0
Materials Select Sector SPDR Fund	325,553	(27,144,609)	13.7
SPDR S&P 500 ETF Trust	524,191	(228,877,517)	115.5
SPDR S&P Regional Banking ETF	2,244	(166,684)	0.1
VanEck Semiconductor ETF	17,940	(4,810,611)	2.4
		(354,339,906)
Total Reference Entity — Short		(518,310,505)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(198,108,984)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates May 18, 2023 to September 23, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Health Care Equipment & Supplies
Envista Holdings Corp.	439,625	$ (21,102,000)	100.0%
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(21,102,000)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates April 16, 2024 to February 25, 2027:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Meggitt PLC	15,609,037	$ 157,213,751	27.7%
Ultra Electronics Holdings PLC	166,139	7,095,963	1.2%
		164,309,714
	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure
Crown Resorts Ltd.	4,368,494	$ 39,481,552	7.0%
Media
Shaw Communications, Inc., Class B	4,732,060	141,905,799	25.0%
Pharmaceuticals
Vifor Pharma AG	193,705	34,000,928	6.0%
Software
Avast PLC	4,867,732	41,047,973	7.2%
Nuance Communications, Inc.	2,367,785	131,459,423	23.2%
		172,507,396
Transportation Infrastructure
Sydney Airport	3,091,726	19,648,305	3.5%
Reference Entity — Short
Common Stocks
Software
NortonLifeLock, Inc.	150,097	(4,349,811)	(0.8)%
Total Reference Entity — Short		(4,349,811)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$567,503,883

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 149,459,169	$ —	$ —	$ 149,459,169
Automobiles	3,991,107	—	—	3,991,107
Banks	1,984,997	—	—	1,984,997
Biotechnology	231,645	—	—	231,645
Capital Markets	22,893,182	—	—	22,893,182
Chemicals	125,034,186	2,870,440	—	127,904,626
Commercial Services & Supplies	49,524,417	—	—	49,524,417
Consumer Finance	2,920,176	—	—	2,920,176
Diversified Consumer Services	397,365	—	—	397,365
Electronic Equipment, Instruments & Components	16,069,208	—	—	16,069,208
Entertainment	6,444,089	—	—	6,444,089
Equity Real Estate Investment Trusts (REITs)	21,191,640	—	—	21,191,640
Food Products	10,150,925	—	—	10,150,925
Health Care Equipment & Supplies	71,644,725	—	—	71,644,725
Health Care Providers & Services	71,260,995	—	—	71,260,995
Health Care Technology	3,450,221	—	—	3,450,221
Hotels, Restaurants & Leisure	44,373,038	—	—	44,373,038
Insurance	27,689	—	—	27,689
Interactive Media & Services	5,117,266	—	—	5,117,266
Internet & Direct Marketing Retail	905,275	—	—	905,275
IT Services	19,685,477	—	—	19,685,477
Life Sciences Tools & Services	62,759,317	74,937,961	—	137,697,278
Media	23,062,015	—	—	23,062,015
Metals & Mining	36,886,971	—	—	36,886,971
Oil, Gas & Consumable Fuels	21,696,590	—	—	21,696,590
Personal Products	58,985,530	—	—	58,985,530
Pharmaceuticals	62,578,566	8,734,695	—	71,313,261
Professional Services	6,398,918	—	—	6,398,918
Road & Rail	508,000	—	4,443,750	4,951,750
Semiconductors & Semiconductor Equipment	27,834,680	—	—	27,834,680
Software	111,057,149	—	—	111,057,149

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Event Driven Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialty Retail	$ 11,073,664	$ —	$ —	$ 11,073,664
Textiles, Apparel & Luxury Goods	1,883,765	—	—	1,883,765
Tobacco	781,285	—	—	781,285
Trading Companies & Distributors	—	3,351,041	—	3,351,041
Wireless Telecommunication Services	17,592,417	—	—	17,592,417
Corporate Bonds	—	253,962,438	25,000	253,987,438
Floating Rate Loan Interests	—	89,228,324	14,677,500	103,905,824
Investment Companies
Equity Funds	—	2,653,369	—	2,653,369
Fixed-Income Funds	36,892,362	—	—	36,892,362
Preferred Securities	67,213,126	—	4,323,098	71,536,224
Short-Term Securities
Money Market Funds	6,995,617,877	—	—	6,995,617,877
Time Deposits	—	2,115,579	—	2,115,579
	$ 8,169,579,024	$ 437,853,847	$ 23,469,348	8,630,902,219
Investments valued at NAV(a)				47,364,896
				$ 8,678,267,115
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 1,124,183	$ —	$ 1,124,183
Equity Contracts	4,520,847	58,862,253	—	63,383,100
Liabilities
Equity Contracts	—	(90,310,101)	—	(90,310,101)
	$ 4,520,847	$ (30,323,665)	$ —	$ (25,802,818)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt